SUPPLEMENT DATED MAY 1, 2007 TO

PROSPECTUS DATED MAY 1, 2002 FOR

MODIFIED SINGLE PREMIUM DEFERRED VARIABLE

ANNUITY CONTRACTS

ISSUED BY

NATIONWIDE LIFE INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VARIABLE ACCOUNT-10

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective May 1, 2007, the following underlying mutual funds changed names:

Old Fund Name	New Fund Name
Gartmore Variable Insurance Trust (GVIT)	Nationwide Variable Insurance Trust (NVIT)
Federated GVIT High Income Bond Fund-Class I	Federated NVIT High Income Bond Fund-Class I
Gartmore GVIT Emerging Markets Fund-Class I	Gartmore NVIT Emerging Markets Fund-Class I
Gartmore GVIT Global Financial Services Fund-Class I	Nationwide NVIT Global Financial Services Fund-Class I
Gartmore GVIT Global Health Sciences Fund- Class I	Nationwide NVIT Global Health Sciences Fund- Class I
Gartmore GVIT Global Technology and Communications Fund-Class I	Nationwide NVIT Global Technology and Communications Fund-Class I
Gartmore GVIT Global Utilities Fund-Class I	Gartmore NVIT Global Utilities Fund-Class I
Gartmore GVIT Government Bond Fund-Class I	Nationwide NVIT Government Bond Fund-Class I
Gartmore GVIT Growth Fund-Class I	Nationwide NVIT Growth Fund-Class I
Gartmore GVIT International Growth Fund-Class I	Gartmore NVIT International Growth Fund-Class I
Gartmore GVIT Mid Cap Growth Fund-Class I	Nationwide NVIT Mid Cap Growth Fund-Class I
Gartmore GVIT Money Market Fund-Class I	Nationwide NVIT Money Market Fund-Class I
Gartmore GVIT Nationwide Fund-Class I	NVIT Nationwide Fund-Class I
Gartmore GVIT Nationwide Leaders Fund-Class I	NVIT Nationwide Leaders Fund-Class I
Gartmore GVIT U.S. Growth Leaders Fund-Class I	Nationwide NVIT U.S. Growth Leaders Fund-Class I
Gartmore GVIT Worldwide Leaders Fund-Class I	Gartmore NVIT Worldwide Leaders Fund-Class I
GVIT Mid Cap Index Fund-Class I	NVIT Mid Cap Index Fund-Class I
GVIT Small Cap Growth Fund-Class I	Nationwide Multi-Manager NVIT Small Cap Growth Fund-Class I
GVIT Small Cap Value Fund-Class I	Nationwide Multi-Manager NVIT Small Cap Value Fund-Class I

Old Fund Name	New Fund Name
GVIT Small Company Fund-Class I	Nationwide Multi-Manager NVIT Small Company Fund-Class I
J.P. Morgan GVIT Balanced Fund- Class I	J.P. Morgan NVIT Balanced Fund- Class I
Van Kampen GVIT Comstock Value Fund-Class I	Van Kampen NVIT Comstock Value Fund-Class I
Van Kampen GVIT Multi Sector Bond Fund-Class I	Van Kampen NVIT Multi Sector Bond Fund-Class I